DUE FROM RELATED PARTIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
DUE FROM RELATED PARTIES
Schedule of Due from related parties
	March 31,	December 31,
	2022	2021
	(Unaudited)
Beijing Zhenhuikang Biotechnology Co., LTD (“Zhenhuikang”) (1)	$318,763	$397,590
Yubo Global Biotechnology (Chengdu) Co., Ltd. (2)	-	-
Total Due from Related Parties	$318,763	$397,590

	December 31,	December 31,
	2021	2020
Beijing Zhenhuikang Biotechnology Co., LTD (“Zhenhuikang”) (1)	$397,590	$404,288
Yubo Global Biotechnology (Chengdu) Co., Ltd. (2)	-	25,360
Total Due from Related Parties	$397,590	$429,648